Derivatives and Hedging (Financial Statement Classification and Impact of Derivatives Used in Qualifying and Non-qualifying Hedge Relationships) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ (1,129,307)	$ 713,403	$ (1,133,219)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Realized Investment Gains (Losses)	Realized Investment Gains (Losses)	Realized Investment Gains (Losses)
Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ (1,536,178)	$ (2,856,118)	$ (2,377,803)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in value of market risk benefits, net of related hedging gain (losses)	Change in value of market risk benefits, net of related hedging gain (losses)	Change in value of market risk benefits, net of related hedging gain (losses)
Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ 56,166	$ 48,405	$ 43,816
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net investment income	Net investment income	Net investment income
Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ (81,688)	$ 35,350	$ (26,463)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Income (loss)	Other Income (loss)	Other Income (loss)
AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ (243,255)	$ 98,631	$ (126,693)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ 3,907	$ 2,259	$ (634)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	56,166	48,405	43,816
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(80,651)	34,827	(26,206)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(243,255)	98,631	(126,693)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate Contract | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	3	3	2
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate Contract | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate Contract | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(63)	(118)	(118)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate Contract | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate Contract | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	90	46	72
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	3,904	2,256	(636)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	56,229	48,523	43,934
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(80,651)	34,827	(26,206)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(243,345)	98,585	(126,765)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(1,133,214)	711,144	(1,132,585)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(1,536,178)	(2,856,118)	(2,377,803)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(1,037)	523	(257)
Derivatives Not Qualifying as Hedge Accounting Instruments: | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Contract | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	50,408	35,600	25,329
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Contract | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(791,731)	(2,094,268)	(1,555,807)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Contract | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Contract | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Contract | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(149,674)	54,543	(16,012)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(120,149)	77,166	(102,238)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(1,037)	523	(257)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	14,684	16,856	14,350
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	3,505,905	3,207,538	1,744,218
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(744,447)	(761,850)	(821,996)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(4,434,388)	(2,680,559)	(2,798,232)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Market Risk Benefit, Increase (Decrease)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ 0	$ 0	$ 0